Loans Receivable, Net (Schedule of Troubled Debt Restructurings) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Loan	Dec. 31, 2012 Loan
Residential Mortgage
Financing Receivable, Allowance for Credit Losses [Line Items]
Troubled Debt Restructuring Number Of Loans For The Period	23	20
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 10,031	$ 5,477
Troubled Debt Restructurings, Post- modification Recorded Investment	9,463	5,523
Multi- Family
Financing Receivable, Allowance for Credit Losses [Line Items]
Troubled Debt Restructuring Number Of Loans For The Period	5	0
Financing Receivable, Modifications, Pre-Modification Recorded Investment	20,677	0
Troubled Debt Restructurings, Post- modification Recorded Investment	13,060	0
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Troubled Debt Restructuring Number Of Loans For The Period	4	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	5,080	4,901
Troubled Debt Restructurings, Post- modification Recorded Investment	4,679	4,901
Commercial and Industrial Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Troubled Debt Restructuring Number Of Loans For The Period	1	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	521	1,107
Troubled Debt Restructurings, Post- modification Recorded Investment	$ 521	$ 1,107